Income taxes (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended			5 Months Ended	7 Months Ended	12 Months Ended			5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 25, 2011 Predecessor Registrant	Dec. 31, 2011 ISR	Dec. 31, 2013 ISR	Dec. 31, 2012 ISR	Dec. 31, 2011 ISR	May 25, 2011 ISR Predecessor Registrant	Dec. 31, 2011 IETU	Dec. 31, 2013 IETU	Dec. 31, 2012 IETU	May 25, 2011 IETU Predecessor Registrant
Income taxes
Total current	$ 586	$ 271	$ 1,078		$ 453	$ 543	$ 271	$ 1,037		$ 97	$ 43		$ 41	$ 356
Deferred, before change in valuation allowance						6,075	(78,214)	(26,435)		(10,394)	5,612	(25,382)	(4,812)	2,157
Change in valuation allowance	(873)	37,275	15,676	9,521	10,394
Total deferred	10,814	(66,321)	(15,571)		2,157
Total income tax (benefit) expense	11,400	(66,050)	(14,493)	14,010	2,610
Items as a result of which the provision (benefit) for income taxes differs from the amount computed by applying the Mexican statutory income tax rate on the income (loss)) from continuing operations before income taxes
Mexican statutory income tax rate (as a percent)							30.00%	30.00%	30.00%
Expected income tax expense (benefit) at statutory rate		(18,288)	7,884	(10,097)
Tax inflation and statutory foreign exchange effects		(4,542)	3,638	4,787
Nondeductible expenses		254	1,568	1,953
ISR and IETU hybrid method			(21,714)	7,846
Use of previously reserved tax loss carryforwards		(11,839)	(21,545)
Application of the initial cumulative effect of deferred tax for change in Tax Law		$ (68,910)